Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000007070
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007071
Average Annual Return [Line Items]
Average Annual Return, Percent	27.66%	15.15%	13.39%
Without Sales Load [Member] | C000007070
Average Annual Return [Line Items]
Average Annual Return, Percent	27.57%	15.07%	13.31%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	15.98%	13.38%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	13.38%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.24%	15.15%	12.75%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	35.24%	15.15%	12.75%